Segment Information (Schedule of Segment Reporting Information, by Segment) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Jun. 28, 2017	Mar. 29, 2017	Dec. 28, 2016	Sep. 28, 2016	Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015
Segment Reporting Information [Line Items]
Company sales										$ 3,062,579	$ 3,166,659	$ 2,904,746
Franchise and other revenues										88,258	90,830	97,532
Revenues		$ 810,661	$ 810,641	$ 771,043	$ 758,492	$ 881,681	$ 824,639	$ 788,610	$ 762,559	3,150,837	3,257,489	3,002,278
Company restaurant expenses (a)	[1]									2,582,776	2,638,872	2,407,603
Depreciation and amortization										156,409	156,368	145,242
General and administrative										132,819	127,593	133,467
Other gains and charges										22,655	17,180	4,764
Total operating costs and expenses										2,894,659	2,940,013	2,691,076
Operating income										256,178	317,476	311,202
Assets		1,413,700				1,458,450				1,413,700	1,458,450
Equity Method Investments		10,171				10,257				10,171	10,257
Payments to Acquire Property, Plant, and Equipment										102,573	112,788	140,262
Chili's Restaurants [Member]
Segment Reporting Information [Line Items]
Company sales										2,653,301	2,754,904	2,503,133
Franchise and other revenues										66,693	68,484	75,860
Revenues										2,719,994	2,823,388	2,578,993
Company restaurant expenses (a)	[1]									2,220,607	2,272,771	2,044,521
Depreciation and amortization										129,335	131,306	122,093
General and administrative										37,005	35,845	37,131
Other gains and charges										13,229	6,973	600
Total operating costs and expenses										2,400,176	2,446,895	2,204,345
Operating income										319,818	376,493	374,648
Assets		1,173,797				1,218,009				1,173,797	1,218,009
Equity Method Investments		10,171				10,257				10,171	10,257
Payments to Acquire Property, Plant, and Equipment										75,992	80,277	114,416
Maggiano's Restaurants [Member]
Segment Reporting Information [Line Items]
Company sales										409,278	411,755	401,613
Franchise and other revenues										21,565	22,346	21,672
Revenues										430,843	434,101	423,285
Company restaurant expenses (a)	[1]									361,700	364,466	360,903
Depreciation and amortization										16,172	15,046	14,233
General and administrative										6,191	6,225	6,722
Other gains and charges										783	3,472	(1,009)
Total operating costs and expenses										384,846	389,209	380,849
Operating income										45,997	44,892	42,436
Assets		163,733				163,753				163,733	163,753
Equity Method Investments		0				0				0	0
Payments to Acquire Property, Plant, and Equipment										13,288	17,540	14,408
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Company sales										0	0	0
Franchise and other revenues										0	0	0
Revenues										0	0	0
Company restaurant expenses (a)	[1]									469	1,635	2,179
Depreciation and amortization										10,902	10,016	8,916
General and administrative										89,623	85,523	89,614
Other gains and charges										8,643	6,735	5,173
Total operating costs and expenses										109,637	103,909	105,882
Operating income										(109,637)	(103,909)	(105,882)
Assets		76,170				76,688				76,170	76,688
Equity Method Investments		$ 0				$ 0				0	0
Payments to Acquire Property, Plant, and Equipment										$ 13,293	$ 14,971	$ 11,438

[1]	Company restaurant expenses includes cost of sales, restaurant labor and restaurant expenses, including advertising.